Fees Summary	Sep. 24, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 4,989,535,000.00
Previously Paid Amount	0.00
Total Fee Amount	763,897.81
Total Offset Amount	0.00
Net Fee	$ 763,897.81
Narrative - Max Aggregate Offering Amount | shares	5,000,000,000
Final Prospectus	true